EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [line items]
Schedule of movement of authorized shares

The following table shows the movement of the authorized and fully paid shares described above:

Movement of authorized shares

Nro. Of
shares

Autorized shares as of January 1, 2016	551,847,819
Increase capital approved at Extraordinary Shareholders meeting dated August 18, 2016	61,316,424
Full capital decrease due to maturity of the subscription and payment period of the compensation plan 2011, December 21, 2016 (*)	(4,789,718)
Authorized shares as of December 31, 2016	608,374,525

Autorized shares as of January 1, 2017	608,374,525
There is no movement of authorized shares during the period 2017	-
Authorized shares as of December 31, 2017	608,374,525

(*) See Note 34 (a.1)

Schedule of movement of fully paid shares

Movement fully paid shares

			Movement
			value	Cost of issuance
			of shares	and placement	Paid- in
	N° of		(1)	of shares (2)	Capital
	shares		ThUS$	ThUS$	ThUS$

Paid shares as of January 1, 2016	545,547,819		2,552,066	(6,361)	2,545,705
Approved at Extraordinary Shereholders meeting dated August 18, 2016	60,849,592		608,496	-	608,496
Capital reserve	-		-	(4,793)	(4,793)
Increase (decrease) by transfers and other changes (4)	10,282		156	-	156
Paid shares as of December 31, 2016	606,407,693		3,160,718	(11,154)	3,149,564
Paid shares as of January 1, 2017	606,407,693		3,160,718	(11,154)	3,149,564
Capital reserve	-		-	(3,299)	(3,299)
Paid shares as of December 31, 2017	606,407,693	(3)	3,160,718	(14,453)	3,146,265

(1)        Amounts reported represent only those arising from the payment of the shares subscribed.

(2)        Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder´s Meetings, where such decreases were authorized.

(3)        At December 31, 2017, the difference between authorized shares and fully paid shares are 1,966,832 shares, of which 1,500,000 correspond to compensation plans for executives of LATAM Airlines Group S.A. and subsidiaries (see Note 34(a.2)) and 466,832 correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.

(4)        These 10,282 shares were placed in January 2014 and charged to the Compensation plan 2011 (See Note 34 (a.1))

Schedule of movement of reserves of share-based payments

Movement of Reserves of share- based payments:

		Stock
	Opening	option	Deferred	Net movement	Closing
Periods	balance	plan	tax	of the period	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2015	29,642	8,924	(2,919)	6,005	35,647
From January 1 to December 31, 2016	35,647	3,698	(807)	2,891	38,538
From January 1 to December 31, 2017	38,538	943	-	943	39,481

Schedule of balance of other sundry reserves

Balance of Other sundry reserves comprises the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(25,911)	(25,911)	(25,891)
Cost of issuance and placement of shares	0	(9)	(4,793)
Others	(2,621)	(2,111)	(2,949)
Total	2,639,780	2,640,281	2,634,679

(1)	Corresponds to the difference in the shares value of TAM S.A. acquired (under subscriptions) by Sister Holdco S.A. and Holdco II S.A. (under the Exchange Offer), as stipulated in the Declaration of Posting of Merger by Absorption and the fair value of these exchange shares of LATAM Airlines Group S.A. at June 22, 2012.

(2)	Corresponds to the technical revaluation of fixed assets authorized by the Commission for the Financial Market in 1979, in Circular N° 1529. The revaluation was optional and could be taken only once, the reserve is not distributable and can only be capitalized.

(3)	The balance at December 31, 2017, correspond to the loss generated by the participation of Lan Pax Group S.A. and Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires of ThUS$ (3,480) and ThUS$ (20), respectively; the acquisition of TAM S.A. of the minority holding of Aerolinhas Brasileiras S.A. of ThUS$ (885) and the acquisition of minority interest of Aerolane S.A. by Lan Pax group S.A. through Holdco Ecuador S.A. for US$ (21,526).

Schedule of movement of reserves with effect in other comprehensive income

Movement of Reserves with effect in other comprehensive income:

			Actuarial gain
	Currency	Cash flow	or loss on defined
	translation	hedging	benefit plans
	reserve	reserve	reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2015	(1,193,871)	(151,340)	-	(1,345,211)
Derivatives valuation gains (losses)	-	82,730	-	82,730
Deferred tax	-	(21,900)	-	(21,900)
Actuarial reserves by employee benefit plans	-	-	(14,627)	(14,627)
Deferred tax actuarial IAS by employee benefit plans	-	-	3,910	3,910
Difference by subsidiaries conversion	(1,382,170)	-	-	(1,382,170)
Closing balance as of December 31, 2015	(2,576,041)	(90,510)	(10,717)	(2,677,268)

Opening balance as of January 1, 2016	(2,576,041)	(90,510)	(10,717)	(2,677,268)
Derivatives valuation gains (losses)	-	126,360	-	126,360
Deferred tax	-	(34,344)	-	(34,344)
Actuarial reserves by employee benefit plans	-	-	(3,104)	(3,104)
Deferred tax actuarial IAS by employee benefit plans	-	-	921	921
Difference by subsidiaries conversion	489,486	-	-	489,486
Closing balance as of December 31, 2016	(2,086,555)	1,506	(12,900)	(2,097,949)

Opening balance as of January 1, 2017	(2,086,555)	1,506	(12,900)	(2,097,949)
Derivatives valuation gains (losses)	-	18,436	-	18,436
Deferred tax	-	(1,802)	-	(1,802)
Actuarial reserves by employee benefit plans	-	-	2,758	2,758
Deferred tax actuarial IAS by employee benefit plans	-	-	(784)	(784)
Difference by subsidiaries conversion	(45,036)	-	-	(45,036)
Closing balance as of December 31, 2017	(2,131,591)	18,140	(10,926)	(2,124,377)

Schedule of movement of retained earnings

Movement of Retained earnings:

		Result		Other
	Opening	for the		increase	Closing
Periods	balance	period	Dividends	(decreases)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2015	536,190	(219,274)	-	1,034	317,950
From January 1 to December 31, 2016	317,950	69,220	(20,766)	-	366,404
From January 1 to December 31, 2017	366,404	155,304	(46,590)	-	475,118

Schedule of dividends

(h)        Dividends per share

	Minimum mandatory	Final dividend
	dividend	dividend
Description of dividend	2017	2016

Date of dividend	12/31/2017	12-31-2016
Amount of the dividend (ThUS$)	46,590	20,766	(*)
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	0.0768	0.0342

(*) In accordance with the Material Fact issued on April 27, 2017, LATAM Airlines Group S.A. shareholders approved the distribution of the final dividend proposed by the board of directors in the Ordinary Session of April 4, 2017, amounting to ThUS $ 20,766, which corresponds to 30% of the profits for the year corresponding to the year 2016.

Other Sundry Reserves [Member]
Disclosure of reserves within equity [line items]
Schedule of balance of other sundry reserves

Movement of Other sundry reserves:

	Opening	Legal	Closing
Periods	balance	reserves	balance
	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2015	2,635,748	(1,069)	2,634,679
From January 1 to December 31, 2016	2,634,679	5,602	2,640,281
From January 1 to December 31, 2017	2,640,281	(501)	2,639,780